Cash and Cash Equivalents - Summary of Cash and Bank Balances (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Long-term bank deposits	¥ 20,000	¥ 110,000	$ 2,877
Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Long-term bank deposits		¥ 20,000
Interest rate long term bank deposit		3.85%
Long term deposits maturity		3 years
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	0.80%	0.30%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	4.36%	1.65%